OAK
                                 [GRAPHIC] ASSOCIATES
                                           FUNDS


                               Semi-Annual Report


                                             April 30, 2001


     White Oak Growth Stock Fund

     Pin Oak Aggressive Stock Fund

     Red Oak Technology Select Fund

     Black Oak Emerging Technology Fund



                                   [GRAPHIC]

                                   [GRAPHIC]


                                            CONTACT US

                                            BY MAIL
                                            ------------------------------------
                                            Oak Associates Funds
TABLE OF CONTENTS                           P.O. Box 219441
                                            Kansas City, MO 64121-9441
Shareholder Letter ...............1

Financial Highlights .............2         BY TELEPHONE
                                            ------------------------------------
Statements of Net Assets .........4         1-888-462-5386
                                            Option 1 To order a free
Statements of Operations ........12                  investor kit
                                            Option 2 To hear the latest
Statements of Changes                                fund prices
in Net Assets ...................13         Option 3 To obtain fund information
                                                     and performance
Notes to                                    Option 4 For existing shareholders
Financial Statements ............15                  to obtain account
                                                     information and place
                                                     transactions

                                            ON THE WEB
                                            ------------------------------------
                                            www.oakassociates.com

                                            o Access your account online to view
                                              account balances and place trades

                                            o For the latest fund prices

                                            o Portfolio manager commentary

                                            o Download forms and applications

To Our Shareholders
--------------------------------------------------------------------------------
                                                                       [GRAPHIC]

Dear Fellow Shareholders:

We are pleased to send you the Oak Associates Funds' Semi-Annual Report, which contains information on the holdings of each of the Funds, along with the Financial Highlights and Statements of Operations for the six-month period ended April 30, 2001.

We encourage you to read them to help you stay informed about your mutual fund investment.

The market has experienced extreme volatility over the past six months, especially the technology laden NASDAQ. We continue to think the long-term prospects for U.S. stocks, particularly our areas of investment, remain strong. With long-term growth as the objective, we believe that Technology, Health Care and Financials are the sectors that will lead both the economy and the stock markets in the future.

We continue to enhance the services and products of the Oak Associates Funds. Some noteworthy highlights include:

Trade Online at oakassociates.com -- you can now make same-day trades, view account balances and history, and update account information online. Coming later this year, we expect to add new account set-up, and electronic delivery of account statements, prospectuses and annual reports to our web site services.

Black Oak Emerging Technology Fund -- the fourth addition to the fund family was launched on December 29, 2000 to take advantage of investments in companies that have the potential to develop or benefit from new technology, or from significant improvements or enhancements to existing technology.

NEW Live Oak Health Sciences Fund -- will open on June 29, 2001 and focus on the market leaders who are well positioned to take advantage of technological advances, innovative changes and demographic trends affecting the health sciences and biotechnology industries. For more information on this new offering, log onto oakassociates.com or call us at 1-888-462-5386.

As always, we look forward to serving your investment needs and thank you for the trust you have placed in us.

Sincerely,

/s/ James D. Oelschlager

James D. Oelschlager
Chief Investment Officer


--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------
for a share outstanding throughout the periods ended April 30, 2001 (unaudited) and October 31, Ratio of Net


                                                           Realized and                                   Net
                                   Net Asset       Net      Unrealized   Distributions  Distributions    Asset
                                     Value     Investment    Gains or      from Net          from        Value
                                   Beginning     Income    (Losses) on    Investment        Capital      End of
                                   of Period     (Loss)     Securities      Income           Gains       Period
-----------------------------------------------------------------------------------------------------------------
White Oak Growth Stock Fund
 2001*                               $77.05     $(0.08)       $(27.88)     $   --           $(0.28)      $48.81
 2000                                 53.28      (0.19)         23.96          --               --        77.05
 1999                                 34.04      (0.13)         19.37          --               --        53.28
 1998(1)                              29.29      (0.05)          4.86          --            (0.06)       34.04
 1997                                 21.88       0.03           7.49       (0.04)           (0.07)       29.29
 1996                                 18.08       0.05           3.80       (0.05)              --        21.88

Pin Oak Aggressive Stock Fund
 2001*                               $69.45     $(0.17)       $(35.28)     $   --           $(0.25)      $33.75
 2000                                 41.85      (0.20)         29.33          --            (1.53)       69.45
 1999                                 21.96      (0.13)         20.02          --               --        41.85
 1998(1)                              19.46      (0.15)          2.65          --               --        21.96
 1997                                 17.08      (0.11)          2.49          --               --        19.46
 1996                                 17.32      (0.09)         (0.15)         --               --        17.08

Red Oak Technology Select Fund
 2001*                               $33.85     $(0.08)       $(18.77)     $   --           $   --       $15.00
 2000                                 16.94      (0.13)         17.04          --               --        33.85
 1999(2)                              10.00      (0.05)          6.99          --               --        16.94

Black Oak Emerging Technology Fund
 2001(3)                             $10.00     $(0.01)       $ (3.45)     $   --           $   --       $ 6.54

* For the six month period ended April 30, 2001. All ratios for the period have been annualized.

+    Returns are for the period indicated and have not been annualized.

(1) The information set forth in this table for the periods prior to February 27, 1998 is the financial data of the White Oak Growth Stock Fund and the Pin Oak Aggressive Stock Fund Fund, respectively, each a series of the Advisors' Inner Circle Fund.

(2) The Red Oak Technology Select Fund commenced operations on December 31, 1998. All ratios for the period have been annualized.

(3) The Black Oak Emerging Technology Fund commenced operations on December 29, 2000. All ratios for the period have been annualized.

    The accompanying notes are an integral part of the financial statements.

1-888-462-5386#
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                       [GRAPHIC]

                                                                                               Ratio of    Investment
                                                                               Ratio of        Expenses   Income (Loss)
                                                   Net Assets    Ratio of    Net Investment   to Average   to Average
                                                     End of     Expenses to  Income (Loss)    Net Assets   Net Assets      Portfolio
                                       Total         Period       Average      to Average     (Excluding   (Excluding      Turnover
                                       Return         (000)      Net Assets    Net Assets      Waivers)      Waivers)        Rate
------------------------------------------------------------------------------------------------------------------------------------
White Oak Growth Stock Fund
 2001*                                 (36.40)%+   $4,782,934        0.93%        (0.31)%        0.93%        (0.31)%        0.75%
 2000                                   44.61       6,219,080        0.96         (0.38)         0.96         (0.38)        13.86
 1999                                   56.52       2,196,364        1.00         (0.34)         1.04         (0.38)         6.27
 1998(1)                                16.48         830,219        1.00         (0.22)         1.07         (0.29)         6.16
 1997                                   34.46         362,404        0.98          0.06          1.14         (0.10)         7.90
 1996                                   21.33          26,109        0.95          0.23          1.50         (0.32)         8.07

Pin Oak Aggressive Stock Fund
 2001*                                 (51.20)%+   $  611,511        0.96%        (0.76)%        0.96%        (0.76)%        4.46%
 2000                                   71.36       1,219,288        1.00         (0.59)         1.02         (0.61)        13.16
 1999                                   90.57         131,755        1.00         (0.57)         1.10         (0.67)        26.47
 1998(1)                                12.85          41,444        1.00         (0.79)         1.14         (0.93)        10.04
 1997                                   13.93          31,681        0.99         (0.75)         1.23         (0.99)        17.30
 1996                                   (1.39)         23,738        0.96         (0.62)         1.47         (1.13)        31.65

Red Oak Technology Select Fund
 2001*                                 (55.69)%+   $  958,495        0.95%        (0.81)%        0.95%        (0.81)%       26.23%
 2000                                   99.82       2,220,110        0.99         (0.79)         1.01         (0.81)        40.13
 1999(2)                                69.40+        168,562        1.00         (0.81)         1.20         (1.01)        16.54

Black Oak Emerging Technology Fund
 2001(3)                               (34.60)%+   $  222,919        1.00%        (0.32)%        1.06%        (0.38)%        0.04%

                                                           www.oakassociates.com
--------------------------------------------------------------------------------

Statement of Net Assets
--------------------------------------------------------------------------------
April 30, 2001 (unaudited)

White Oak Growth Stock Fund
--------------------------------------------------------------------------------
                                                                       Market
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

Common Stock -- 97.4%

 Banks -- 10.6%
 Citigroup                                                 5,135,000  $  252,385
 MBNA                                                      7,150,000     254,898
                                                                      ----------
                                                                         507,283
                                                                      ----------

 Computer Hardware -- 1.5%
 Sun Microsystems*                                         4,101,600      70,219
                                                                      ----------
                                                                          70,219
                                                                      ----------

 Computer Storage -- 3.4%
 EMC*                                                      4,110,000     162,756
                                                                      ----------
                                                                         162,756
                                                                      ----------

 Fiber Optic Components -- 3.0%
 JDS Uniphase*                                             6,675,000     142,778
                                                                      ----------
                                                                         142,778
                                                                      ----------

 Fiber Optics Equipment -- 5.9%
 Ciena*                                                    3,260,000     179,496
 Corning                                                   4,675,000     102,710
                                                                      ----------
                                                                         282,206
                                                                      ----------

 Financial Services -- 3.0%
 Charles Schwab                                            6,635,000     131,373
 First Data                                                  180,000      12,139
                                                                      ----------
                                                                         143,512
                                                                      ----------

 Insurance -- 5.1%
 American International Group                              2,977,500     243,559
                                                                      ----------
                                                                         243,559
                                                                      ----------

 Medical Products & Services -- 5.1%
 Medtronic                                                 5,425,000     241,955
                                                                      ----------
                                                                         241,955
                                                                      ----------

 Networking Products -- 7.2%
 Cisco Systems*                                            8,000,000     135,840
 Juniper Networks*                                         3,550,000     209,556
                                                                      ----------
                                                                         345,396
                                                                      ----------

 Pharmaceuticals -- 19.2%
 Eli Lilly                                                 3,760,000     319,600
 Merck                                                     4,200,000     319,074
 Pfizer                                                    6,475,000     280,368
                                                                      ----------
                                                                         919,042
                                                                      ----------

 Prepackaged Software -- 4.3%
 Microsoft*                                                3,050,000     206,638
                                                                      ----------
                                                                         206,638
                                                                      ----------

 Securities Broker -- 4.4%
 Morgan Stanley Dean Witter                                3,350,000     210,347
                                                                      ----------
                                                                         210,347
                                                                      ----------

 Semi-Conductor Capital Equipment Manufacturing -- 7.8%
 Applied Materials*                                        6,875,000     375,375
                                                                      ----------
                                                                         375,375
                                                                      ----------

 Semi-Conductors/Electronics -- 11.6%
 Intel                                                     7,175,000     221,779
 Linear Technology                                         3,845,000     184,714
 PMC-Sierra*                                               3,500,000     145,600
                                                                      ----------
                                                                         552,093
                                                                      ----------

 Storage Area Networking -- 3.3%
 Brocade Communications
    System*                                                4,200,000     159,558
                                                                      ----------
                                                                         159,558
                                                                      ----------

 Telecommunications Equipment -- 2.0%
 Nortel Networks                                           6,250,000      95,625
                                                                      ----------
                                                                          95,625
                                                                      ----------

Total Common Stock
   (Cost $5,456,510)                                                   4,658,342
                                                                      ----------


1-888-462-5386
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                       [GRAPHIC]

White Oak Growth Stock Fund -- concluded
--------------------------------------------------------------------------------
                                                         Face          Market
Description                                           Amount (000)   Value (000)
--------------------------------------------------------------------------------

 Repurchase Agreements -- 2.8%
 Greenwich Capital
   4.440%, dated 04/30/01, matures
   05/01/01, repurchase price $72,318,834
   (collateralized by U.S. Treasury Bond,
   par value $64,720,000, 3.875%,
   04/15/29, total market value:
   $73,758,418)                                        $   72,310    $   72,310

 JP Morgan
   4.440%, dated 04/30/01, matures
   05/01/01, repurchase price $61,960,064
   (collateralized by U.S. Treasury Bonds,
   par value $47,019,000, 7.625%-12.750%,
   02/15/07-11/15/10, total market value:
   $63,196,149)                                            61,952        61,952
                                                                     ----------
Total Repurchase Agreements
   (Cost $134,262)                                                      134,262
                                                                     ----------
Total Investments-- 100.2%
   (Cost $5,590,772)                                                  4,792,604
                                                                     ----------

 Other Assets and Liabilities, Net -- (0.2%)                             (9,670)
                                                                     ----------

 Net Assets:
 Portfolio Shares (unlimited authorization
  -- no par value) based on 97,981,753
  outstanding shares of beneficial interest                           5,612,530
 Accumulated net investment loss                                         (8,176)
 Accumulated net realized loss
  on investments                                                        (23,252)
 Net unrealized depreciation on
  investments                                                          (798,168)
                                                                     ----------

 Total Net Assets -- 100.0%                                          $4,782,934
                                                                     ==========

Net Asset Value, Offering and Redemption
   Price Per Share                                                       $48.81
                                                                     ==========

*Non-income producing security.
The accompanying notes are an integral part of the financial statements.


                                                           www.oakassociates.com
--------------------------------------------------------------------------------

Statement of Net Assets
--------------------------------------------------------------------------------
April 30, 2001 (unaudited)

Pin Oak Aggressive Stock Fund
--------------------------------------------------------------------------------
                                                                       Market
Description                                                Shares    Value (000)
--------------------------------------------------------------------------------

Common Stock -- 97.9%

 Application Service Provider -- 5.8%
 Digex*                                                   1,380,000   $   17,222
 Exodus Communications*                                   1,895,000       18,192
                                                                      ----------
                                                                          35,414
                                                                      ----------

 Banks -- 2.6%
 MBNA                                                       450,000       16,043
                                                                      ----------
                                                                          16,043
                                                                      ----------

 Computer Storage -- 8.7%
 Cacheflow*                                               2,125,000       11,645
 Network Appliance*                                         495,000       11,261
 Veritas Software*                                          510,000       30,401
                                                                      ----------
                                                                          53,307
                                                                      ----------

 Fiber Optic Components -- 3.0%
 JDS Uniphase*                                              845,000       18,075
                                                                      ----------
                                                                          18,075
                                                                      ----------

 Fiber Optics Equipment -- 6.6%
 Ciena*                                                     590,000       32,485
 Sycamore Networks*                                         810,000        7,711
                                                                      ----------
                                                                          40,196
                                                                      ----------

 Internet Service Provider -- 2.2%
 Earthlink*                                               1,210,000       13,237
                                                                      ----------
                                                                          13,237
                                                                      ----------

 Managed Health Care Services -- 10.3%
 Express Scripts, Cl A*                                     740,000       62,826
                                                                      ----------
                                                                          62,826
                                                                      ----------

 Networking Products -- 9.3%
 Cisco Systems*                                           1,180,000       20,036
 Foundry Networks*                                        1,100,000       16,335
 Juniper Networks*                                          350,000       20,661
                                                                      ----------
                                                                          57,032
                                                                      ----------


--------------------------------------------------------------------------------
                                                         Shares/Face    Market
                                                            Amount      Value
Description                                                 (000)       (000)
--------------------------------------------------------------------------------

 Prepackaged Software -- 4.3%
 Advent Software*                                           475,000   $   26,591
                                                                      ----------
                                                                          26,591
                                                                      ----------

 Semi-Conductor Capital Equipment Manufacturing -- 11.7%
 Applied Materials*                                       1,310,000       71,526
                                                                      ----------
                                                                          71,526
                                                                      ----------

 Semi-Conductors/Electronics -- 30.3%
 Atmel*                                                   2,360,000       32,780
 Linear Technology                                          460,000       22,098
 Maxim Integrated Products*                                 525,000       26,696
 PMC-Sierra*                                                485,000       20,176
 TriQuint Semiconductor*                                    634,000       18,405
 Vitesse Semiconductor*                                     760,000       25,764
 Xilinx*                                                    835,000       39,637
                                                                      ----------
                                                                         185,556
                                                                      ----------

 Storage Area Network -- 3.1%
 Brocade Communications System*                             500,000       18,996
                                                                      ----------
                                                                          18,996
                                                                      ----------

Total Common Stock
   (Cost $1,157,812)                                                     598,799
                                                                      ----------

 Repurchase Agreement -- 1.8%
 JP Morgan
   4.430%, dated 04/30/01, matures
   05/01/01, repurchase price $10,761,880
   (collateralized by  U.S. Treasury Bonds,
   par value $8,404,000, 7.875%-8.750%,
   02/15/20-02/15/21, total market value:
   $10,979,127                                           $   10,761       10,761
                                                                      ----------
Total Repurchase Agreement
   (Cost $10,761)                                                         10,761
                                                                      ----------
Total Investments -- 99.7%
   (Cost $1,168,573)                                                     609,560
                                                                      ----------

 Other Assets and Liabilities, Net -- 0.3%                                 1,951
                                                                      ----------


1-888-462-5386
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                       [GRAPHIC]

Pin Oak Aggressive Stock Fund -- concluded
--------------------------------------------------------------------------------
Description                                                     Value (000)
--------------------------------------------------------------------------------

Net Assets:
 Portfolio Shares (unlimited authorization
  -- no par value) based on 18,118,776
  outstanding shares of beneficial interest                     $1,206,161
 Accumulated net investment loss                                    (3,134)
 Accumulated net realized loss
  on investments                                                   (32,503)
 Net unrealized depreciation
  on investments                                                  (559,013)
                                                                ----------

 Total Net Assets -- 100.0%                                       $611,511
                                                                ==========

Net Asset Value, Offering and Redemption
   Price Per Share                                                  $33.75
                                                                ==========


* Non-income producing security.
Cl -- Class
The accompanying notes are an integral part of the financial statements.


                                                           www.oakassociates.com
--------------------------------------------------------------------------------

Statement of Net Assets
--------------------------------------------------------------------------------
April 30, 2001 (unaudited)

Red Oak Technology Select Fund
--------------------------------------------------------------------------------
                                                                        Market
Description                                              Shares      Value (000)
--------------------------------------------------------------------------------

Common Stock -- 96.4%

 Application Service Provider -- 3.0%
 Exodus Communications*                                 2,951,600     $  28,335
                                                                      ---------
                                                                         28,335
                                                                      ---------

 Computer Storage -- 13.6%
 Cacheflow*                                             1,292,500         7,083
 EMC*                                                   1,230,200        48,716
 Network Appliance*                                     1,211,300        27,557
 Veritas Software*                                        786,000        46,853
                                                                      ---------
                                                                        130,209
                                                                      ---------

 Fiber Optic Components -- 4.6%
 Avanex*                                                  308,500         4,445
 JDS Uniphase*                                          1,858,300        39,749
                                                                      ---------
                                                                         44,194
                                                                      ---------

 Fiber Optics Equipment -- 11.7%
 Ciena*                                                 1,055,400        58,110
 Newport                                                  758,200        28,630
 Oni Systems*                                             700,000        25,151
                                                                      ---------
                                                                        111,891
                                                                      ---------

 Internet Infrastructure Software -- 2.5%
 Openwave Systems*                                        700,000        24,227
                                                                      ---------
                                                                         24,227
                                                                      ---------

 Networking Products -- 8.3%
 Cisco Systems*                                         2,123,800        36,062
 Juniper Networks*                                        730,500        43,121
                                                                      ---------
                                                                         79,183
                                                                      ---------

 Other -- 0.3%
 McData, Cl A*                                             45,279         1,034
 McData, Cl B*                                             78,000         2,177
                                                                      ---------
                                                                          3,211
                                                                      ---------

 Prepackaged Software -- 0.6%
 Tibco Software*                                          481,500         5,489
                                                                      ---------
                                                                          5,489
                                                                      ---------


--------------------------------------------------------------------------------
                                                       Shares/Face      Market
                                                          Amount        Value
Description                                               (000)         (000)
--------------------------------------------------------------------------------

 Semi-Conductor Capital Equipment
  Manufacturing -- 13.9%
 Applied Materials*                                     1,200,000     $  65,520
 Novellus Systems*                                      1,233,000        68,000
                                                                      ---------
                                                                        133,520
                                                                      ---------

 Semi-Conductors/Electronics -- 32.4%
 Integrated Device Technology*                          1,434,000        56,170
 Maxim Integrated Products*                             1,227,600        62,423
 PMC-Sierra*                                              837,000        34,819
 Semtech*                                               2,055,800        59,145
 TriQuint Semiconductor*                                2,175,200        63,146
 Vitesse Semiconductor*                                 1,025,000        34,748
                                                                      ---------
                                                                        310,451
                                                                      ---------

 Storage Area Networking -- 5.5%
 Brocade Communications*                                1,127,600        42,839
 JNI*                                                     984,000        10,096
                                                                      ---------
                                                                         52,935
                                                                      ---------

Total Common Stock
   (Cost $1,625,064)                                                    923,645
                                                                      ---------

 Repurchase Agreements -- 3.2%
 Greenwich Capital
   4.440%, dated 04/30/01, matures
   05/01/01, repurchase price $21,052,707
   (collateralized by  U.S. Treasury Bond,
   par value $18,845,000, 3.875%,
   04/15/29, total market value:
   $21,476,783)                                           $21,050        21,050

 JP Morgan
  4.440%, dated 04/30/01, matures
  05/01/01, repurchase price $9,513,914
  (collateralized by  U.S. Treasury Bonds,
  par value $8,562,000, 6.250-8.125%,
  02/15/21-11/15/24, total market value:
  $9,703,984)                                               9,513         9,513
                                                                      ---------
Total Repurchase Agreements
   (Cost $30,563)                                                        30,563
                                                                      ---------
Total Investments -- 99.6%
   (Cost $1,655,627)                                                    954,208
                                                                      ---------

Other Assets and Liabilities, Net -- 0.4%                                 4,287
                                                                      ---------


1-888-462-5386
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                       [GRAPHIC]

Red Oak Technology Select Fund -- concluded
--------------------------------------------------------------------------------
Description                                                     Value (000)
--------------------------------------------------------------------------------

Net Assets:
 Portfolio Shares (unlimited authorization
   -- no par value) based on 63,915,180
   outstanding shares of beneficial interest                    $2,086,597
 Accumulated net investment loss                                    (5,397)
 Accumulated net realized loss
   on investments                                                 (421,286)
 Net unrealized depreciation
   on investments                                                 (701,419)
                                                                ----------

 Total Net Assets -- 100.0%                                       $958,495
                                                                ==========
Net Asset Value, Offering and Redemption
   Price Per Share                                                  $15.00
                                                                ==========

* Non-income producing security.
Cl -- Class
The accompanying notes are an integral part of the financial statements.


                                                           www.oakassociates.com
--------------------------------------------------------------------------------

Statement of Net Assets
--------------------------------------------------------------------------------
April 30, 2001 (unaudited)

Black Oak Emerging Technology Fund
--------------------------------------------------------------------------------
                                                                        Market
Description                                                Shares    Value (000)
--------------------------------------------------------------------------------

Common Stock -- 92.1%

 Application Service Provider -- 4.4%
 Exodus Communications*                                   1,018,000   $   9,773
                                                                      ---------
                                                                          9,773
                                                                      ---------

 Computer Storage -- 7.3%
 Cacheflow*                                                 667,000       3,655
 OTG Software*                                              524,000       3,008
 StorageNetworks*                                           930,000       9,626
                                                                      ---------
                                                                         16,289
                                                                      ---------

 Fiber Optic Components -- 8.8%
 Finisar*                                                   555,000       8,297
 New Focus*                                                 202,000       2,596
 Stanford Microdevices*                                     365,500       4,752
 Stratos Lightwave*                                         498,000       3,979
                                                                      ---------
                                                                         19,624
                                                                      ---------

 Fiber Optics Equipment -- 9.7%
 Ciena*                                                     180,700       9,949
 Oni Systems*                                               322,000      11,569
                                                                      ---------
                                                                         21,518
                                                                      ---------

 Internet Infrastructure Software -- 7.9%
 Akamai Technologies*                                       560,000       5,292
 Openwave Systems*                                          357,800      12,382
                                                                      ---------
                                                                         17,674
                                                                      ---------

 Internet Software -- 2.8%
 Packeteer*                                                 755,000       6,244
                                                                      ---------
                                                                          6,244
                                                                      ---------

 Networking Products -- 6.3%
 Avici Systems*                                             438,000       4,424
 Redback Networks*                                          508,000       9,672
                                                                      ---------
                                                                         14,096
                                                                      ---------


--------------------------------------------------------------------------------
                                                         Shares/Face    Market
                                                            Amount      Value
Description                                                 (000)       (000)
--------------------------------------------------------------------------------

 Prepackaged Software -- 5.7%
 Micromuse*                                                 256,500   $  12,697
                                                                      ---------
                                                                         12,697
                                                                      ---------

 Semi-Conductor Capital Equipment Manufacturing -- 9.2%
 Amkor Technology*                                          441,200       9,596
 Rudolph Technologies*                                      228,500      10,989
                                                                      ---------
                                                                         20,585
                                                                      ---------

 Semi-Conductors/Electronics -- 18.1%
 AXT*                                                       248,000       7,795
 Cree*                                                      404,100       8,700
 Marvell Technology Group*                                  370,000       9,324
 Microtune*                                                 593,500       7,152
 Transmeta*                                                 416,000       7,255
                                                                      ---------
                                                                         40,226
                                                                      ---------

 Wireless Equipment -- 11.9%
 Aether Systems*                                            595,300       8,971
 DMC Stratex Networks*                                      569,000       4,364
 Palm*                                                      581,000       4,654
 Research in Motion*                                        251,000       8,514
                                                                      ---------
                                                                         26,503
                                                                      ---------

Total Common Stock
   (Cost $315,492)                                                      205,229
                                                                      ---------

 Repurchase Agreement -- 8.4%
  JP Morgan
   4.440%, dated 04/30/01, matures
   05/01/01, repurchase price $18,781,099
   (collateralized by  U.S. Treasury Bonds,
   par value $14,377,000, 8.125%-9.125%,
   08/15/17-08/15/19, total market value:
   $19,156,814)                                             $18,779      18,779
                                                                      ---------

Total Repurchase Agreement
   (Cost $18,779)                                                        18,779
                                                                      ---------

Total Investments-- 100.5%
   (Cost $334,271)                                                      224,008
                                                                      ---------

 Other Assets and Liabilities, Net -- (0.5)%                             (1,089)
                                                                      ---------


1-888-462-5386
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                       [GRAPHIC]

Black Oak Emerging Technology Fund -- concluded
--------------------------------------------------------------------------------
Description                                                     Value (000)
--------------------------------------------------------------------------------

Net Assets:
 Portfolio Shares (unlimited authorization
   -- no par value) based on 34,087,181
    outstanding shares of beneficial interest                     $345,201
 Accumulated net investment loss                                      (228)
 Accumulated net realized loss
   on investments                                                  (11,791)
 Net unrealized depreciation
   on investments                                                 (110,263)
                                                                  --------

 Total Net Assets -- 100.0%                                       $222,919
                                                                  ========

Net Asset Value, Offering and Redemption
   Price Per Share                                                   $6.54
                                                                  ========

* Non-income producing security.
The accompanying notes are an integral part of the financial statements.


www.oakassociates.com
--------------------------------------------------------------------------------

Statements of Operations (000)
--------------------------------------------------------------------------------
for the six month period ended April 30, 2001 (unaudited)

                                                                                                                          Black Oak
                                                             White Oak             Pin Oak            Red Oak             Emerging
                                                               Growth            Aggressive         Technology           Technology
                                                             Stock Fund          Stock Fund         Select Fund           Fund (1)
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividends .......................................        $    12,508         $       216         $         7         $        --
   Interest ........................................              3,787                 619                 933                 485
------------------------------------------------------------------------------------------------------------------------------------
      Total Investment Income ......................             16,295                 835                 940                 485
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ........................             19,373               3,045               4,912                 527
   Administration Fees .............................              1,047                 165                 265                  29
   Custodian Fees ..................................                113                  16                  28                   4
   Transfer Agent Fees and Expenses ................              3,209                 652               1,036                 132
   Professional Fees ...............................                 76                  10                  15                   3
   Trustee Fees ....................................                  8                   1                   2                  --
   Registration Fees ...............................                279                  27                  --                  50
   Printing Fees ...................................                351                  51                  75                  10
   Insurance and Other Fees ........................                 15                   2                   4                  --
------------------------------------------------------------------------------------------------------------------------------------
      Total Expenses ...............................             24,471               3,969               6,337                 755
------------------------------------------------------------------------------------------------------------------------------------
   Less: Investment Advisory Fees Waived ...........                 --                  --                  --                 (42)
------------------------------------------------------------------------------------------------------------------------------------
      Net Expenses .................................             24,471               3,969               6,337                 713
------------------------------------------------------------------------------------------------------------------------------------
   Net Investment Loss .............................             (8,176)             (3,134)             (5,397)               (228)
------------------------------------------------------------------------------------------------------------------------------------
   Net Realized Loss on
      Securities Sold ..............................            (23,245)            (25,772)           (363,353)            (11,791)
   Net Unrealized Depreciation
      of Investment Securities .....................         (2,506,276)           (654,749)           (925,824)           (110,263)
------------------------------------------------------------------------------------------------------------------------------------
      Net Realized and Unrealized
         Loss on Investments .......................         (2,529,521)           (680,521)         (1,289,177)           (122,054)
------------------------------------------------------------------------------------------------------------------------------------
   Net Decrease in Net Assets Resulting
         From Operations ...........................        $(2,537,697)        $  (683,655)        $(1,294,574)        $  (122,282)
====================================================================================================================================

(1) The Black Oak Emerging Technology Fund commenced operations on 12/29/00.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.


1-888-462-5386
--------------------------------------------------------------------------------

Statements of Changes in Net Assets (000)
--------------------------------------------------------------------------------
for the six month period ended April 30, 2001 (unaudited) and for the year ended October 31, 2000

                                                                          White Oak                             Pin Oak
                                                                        Growth Stock                        Aggressive Stock
                                                                            Fund                                  Fund
                                                               ------------------------------        -------------------------------
                                                                11/01/00           11/01/99            11/01/00          11/01/99
                                                               to 04/30/01        to 10/31/00         to 04/30/01       to 10/31/00
------------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Loss .................................       $    (8,176)       $   (15,249)       $    (3,134)       $    (3,596)
   Net Realized Gain (Loss)
      on Securities Sold ...............................           (23,245)            33,207            (25,772)            (2,244)
   Net Unrealized Appreciation (Depreciation)
      of Investment Securities .........................        (2,506,276)         1,015,213           (654,749)            40,713
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
      Resulting From Operations ........................        (2,537,697)         1,033,171           (683,655)            34,873
------------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income ...............................                --                 --                 --                 --
   Realized Capital Gains ..............................           (23,502)                --             (4,485)            (5,465)
------------------------------------------------------------------------------------------------------------------------------------
      Total Distributions ..............................           (23,502)                --             (4,485)            (5,465)
------------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (in dollars):
   Shares Issued .......................................         2,174,843          4,036,586            483,269          1,592,983
   Shares Issued in Lieu of Cash Distributions .........            22,486                 --              4,263              5,222
   Shares Redeemed .....................................        (1,072,276)        (1,047,041)          (407,169)          (540,080)
------------------------------------------------------------------------------------------------------------------------------------
      Increase in Net Assets From
         Capital Share Transactions ....................         1,125,053          2,989,545             80,363          1,058,125
------------------------------------------------------------------------------------------------------------------------------------
            Total Increase (Decrease)
               in Net Assets ...........................        (1,436,146)         4,022,716           (607,777)         1,087,533
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:
      Beginning of Period ..............................         6,219,080          2,196,364          1,219,288            131,755
------------------------------------------------------------------------------------------------------------------------------------
      End of Period ....................................       $ 4,782,934        $ 6,219,080        $   611,511        $ 1,219,288
------------------------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Issued ..............................................            36,651             54,187              9,792             22,051
   Issued in Lieu of Cash Distributions ................               318                 --                 73                112
   Redeemed ............................................           (19,704)           (14,692)            (9,302)            (7,756)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Share Transactions ..................            17,265             39,495                563             14,407
------------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.


                                                           www.oakassociates.com
--------------------------------------------------------------------------------

Statements of Changes in Net Assets (000)
--------------------------------------------------------------------------------
for the six month period ended April 30, 2001 (unaudited) and for the year ended October 31, 2000

                                                                                                                         Black Oak
                                                                                         Red Oak                          Emerging
                                                                                       Technology                        Technology
                                                                                       Select Fund                          Fund
                                                                            ----------------------------------         -------------
                                                                              11/01/00              11/01/99            12/29/00(1)
                                                                             to 04/30/01           to 10/31/00          to 04/30/01
------------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Loss ...........................................          $    (5,397)          $    (8,694)          $      (228)
   Net Realized Loss
      on Securities Sold .........................................             (363,353)              (56,567)              (11,791)
   Net Unrealized Appreciation (Depreciation)
      of Investment Securities ...................................             (925,824)              173,969              (110,263)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
      Resulting From Operations ..................................           (1,294,574)              108,708              (122,282)
------------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income .........................................                   --                    --                    --
   Realized Capital Gains ........................................                   --                    --                    --
------------------------------------------------------------------------------------------------------------------------------------
      Total Distributions ........................................                   --                    --                    --
------------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (in dollars):
   Shares Issued .................................................              834,898             2,903,298               426,662
   Shares Issued in Lieu of Cash Distributions ...................                   --                    --                    --
   Shares Redeemed ...............................................             (801,939)             (960,458)              (81,461)
------------------------------------------------------------------------------------------------------------------------------------
      Increase in Net Assets From
         Capital Share Transactions ..............................               32,959             1,942,840               345,201
------------------------------------------------------------------------------------------------------------------------------------
            Total Increase (Decrease) in Net Assets ..............           (1,261,615)            2,051,548               222,919
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:
      Beginning of Period ........................................            2,220,110               168,562                    --
------------------------------------------------------------------------------------------------------------------------------------
      End of Period ..............................................          $   958,495           $ 2,220,110           $   222,919
------------------------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Issued ........................................................               37,660                83,393                43,942
   Issued in Lieu of Cash Distributions ..........................                   --                    --                    --
   Redeemed ......................................................              (39,330)              (27,760)               (9,855)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease)in Share Transactions ..................               (1,670)               55,633                34,087
------------------------------------------------------------------------------------------------------------------------------------

(1) The Black Oak Emerging Technology Fund commenced operations on 12/29/00.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.


1-888-462-5386
--------------------------------------------------------------------------------

Notes to Financial Statements
--------------------------------------------------------------------------------
April 30, 2001 (unaudited)                                             [GRAPHIC]

1.   Organization:

The Oak Associates Funds (the "Trust") is organized as a Massachusetts business trust under an Agreement and Declaration of Trust dated November 6, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified (except for Red Oak Technology Select Fund and Black Oak Emerging Technology Fund which are non-diversified) open-end management investment company with four funds: White Oak Growth Stock Fund, Pin Oak Aggresive Stock Fund, Red Oak Technology Select Fund, and Black Oak Emerging Technology Fund (the "Funds"). The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

On February 25, 1998, the shareholders of the Advisors' Inner Circle White Oak Growth Stock Fund and the Pin Oak Aggressive Stock Fund (the "Oak Funds") voted to approve a tax-free reorganization of the Oak Funds through a transfer of all assets and liabilities to the Oak Associates Funds White Oak Growth Stock Fund and Pin Oak Aggressive Stock Fund. The reorganization took place on February 27, 1998.

2.   Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds.

     Security Valuation--Investments in equity securities, which are traded on a national exchange (or reported on the NASDAQ national market system), are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

     Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by the Board of Trustees.

     Federal Income Taxes--It is each Fund's intention to continue to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes are required.

     Security Transactions and Related Income--Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the www.oakassociates.com#Notes to Financial Statements (continued) April 30, 2001 (unaudited) ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

     Net Asset Value Per Share--The net asset value per share of each Fund is calculated on each business day by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding.

     Expenses--Expenses that are directly related to one of the Funds are charged to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.


                                                           www.oakassociates.com
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
April 30, 2001 (unaudited)

     Repurchase Agreements--Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

     Distributions to Shareholders--Distributions from net investment income are declared and paid to Shareholders on an annual basis, as applicable. Any net realized capital gains on sales of securities are distributed to Shareholders at least annually.

     Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature.

     Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Accounting Standards Issued But Not Yet Adopted--On November 21, 2000, the American Institute of Certified Public Accountants ("AICPA") issued the AICPA Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The Management of the Funds does not expect any material impact on results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.

3.   Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4.   Administration, Shareholder Servicing and Distribution Agreements:

The Trust and the Administrator are parties to an Administrative Agreement dated February 27, 1998, as amended October 1, 2000, under which the Administrator provides management and administrative services for an annual fee of 0.04% of the average daily net assets of each of the Funds up to $10 billion, 0.0175% on the next $5 billion, and 0.015% of such assets in excess of $15 billion. There is a minimum annual administration fee (if total complex net assets fall below $5 billion) of $95,000 annually per each existing Fund and $18,750 annually per any new Fund.

DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement


1-888-462-5386
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                       [GRAPHIC]


with the Trust. From time to time, the Funds may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Funds to persons who beneficially own interests in the Funds.

The Trust and the Distributor are parties to a Distribution Agreement dated February 27, 1998. The Distributor receives no fees for its distribution services under this agreement.

Each of the Funds have entered into agreements with the Distributor to act as an agent in placing repurchase agreements for the Funds. For its services, the Distributor received $113,123 for the period ended April 30, 2001.

5.   Investment Advisory and Custodian Agreements:

The Trust and Oak Associates, ltd. (the "Adviser") are parties to an Investment Advisory Agreement dated February 27, 1998, under which the Adviser receives an annual fee equal to 0.74% of the average daily net assets of each Fund. The Adviser has agreed to waive all or a portion of its fees (and to reimburse the Funds' expenses if necessary) in order to limit operating expenses to not more than 1.00% of the average daily net assets of each of the Funds.

First Union National Bank acts as custodian (the "Custodian") for the Funds. Fees of the Custodian are being paid on the basis of the net assets of the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

6.   Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six month period ended April 30, 2001, are as follows:

                         White            Pin             Red            Black
                          Oak             Oak             Oak             Oak
                        Growth        Aggressive      Technology       Emerging
                         Stock           Stock          Select        Technology
                         Fund            Fund            Fund            Fund
                         (000)           (000)           (000)           (000)
                      ----------      ----------      ----------      ----------
Purchases ......      $1,150,250        $133,259        $374,796        $327,378
Sales ..........          38,564          35,421         339,233              95

At April 30, 2001, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at April 30, 2001, are as follows:

                           White           Pin            Red           Black
                            Oak            Oak            Oak            Oak
                          Growth       Aggressive     Technology      Emerging
                           Stock          Stock         Select       Technology
                           Fund           Fund           Fund           Fund
                           (000)          (000)          (000)          (000)
                        ----------     ----------     ----------     ----------
Aggregate
  gross unrealized
  appreciation .....      $964,357        $89,948        $80,232        $10,632
Aggregate
  gross unrealized
  depreciation .....    (1,762,525)      (648,961)      (781,651)      (120,895)
                        ----------     ----------     ----------     ----------
Net unrealized
  depreciation .....     $(798,168)     $(559,013)     $(701,419)     $(110,263)
                        ==========     ==========     ==========     ==========


                                                           www.oakassociates.com
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------











1-888-462-5386
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------
                                                                       [GRAPHIC]















                                                           www.oakassociates.com
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------
                                                                       [GRAPHIC]












1-888-462-5386
--------------------------------------------------------------------------------

                                           OAK
                                 [GRAPHIC] ASSOCIATES
                                           FUNDS


                                 P.O. Box 219441
                                 Kansas City, MO 64121-9441





                                 Call Toll Free
                                 1-888-4OAKFUND
                                 (1-888-462-5386)


                                 www.oakassociates.com


OAK-F-023-02000